Label	Element	Value
Increase (decrease) due to changes in accounting policy [member]
Adjustment For Hyperinflation	dava_AdjustmentForHyperinflation	£ 65,000
Retained earnings [member] | Increase (decrease) due to changes in accounting policy [member]
Adjustment For Hyperinflation	dava_AdjustmentForHyperinflation	£ 65,000